Deferred Revenue	12 Months Ended
Dec. 31, 2017
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Deferred Revenue
6.	Deferred Revenue

On October 30, 2015, the Company entered into a partnership agreement with a financial institution to create a co-branded credit card (“NCard”). Deferred revenue recorded represents the amount paid in advance by the financial institution for the exclusive use of the Company’s customer database and credit card activation.

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Deferred revenue from exclusive use of customer database	R$	13,250	R$	11,750	US$	3,552
Deferred revenue from credit card activation		19,625		17,484		5,285

Total	R$	32,875	R$	29,234	US$	8,837

Current		6,628		3,732		1,128
Non-current		26,247		25,502		7,709

Deferred revenue from exclusive use of the Company’s customer database is recognized as other operating (expense) income, net in the consolidated statements of profit or loss using the straight line method, over the period of the contract (10 years). In the years ended December 31, 2015, 2016 and 2017, the amount of R$1,500, R$ 1,500 and 1,500 (US$453), respectively, was recorded in other operating income related to customer database.

Deferred revenue from credit card activation is recognized as other revenues within net sales, in the consolidated statements of profit or loss, when the credit cards are activated with the bank by the Company’s customers. In the years ended December 31, 2016 and 2017 the amount of R$375 and R$2,141 (US$647), respectively, was recorded in other operating income related to credit card activations.

In the event the bank decides to terminate the contract early, the Company will be entitled to the remaining amount of deferred revenue related to the customer database proportionally to the remaining period of the contract while credit cards activation deferred revenue balances will be reimbursed to the bank proportionally to credit cards not activated, with interest.

In the event the Company decides to terminate the contract early, the amounts related to the customer database will be reimbursed to the bank proportionally to the remaining period of the contract and the amounts related to credit card activation will be reimbursed to the bank proportionally to credit cards not activated, both including interest. In addition, a penalty will be paid to the bank as follows:

	Penalty
Termination Year	BRL	USD
2018	7,200	2,177
2019	6,300	1,904
2020	5,400	1,632
2021	4,500	1,360
2022	3,600	1,088
2023	2,700	816
2024	1,800	544
2025	900	272

Additionally, the bank and the Company will share the profit and loss of this partnership, equally. In case of losses in the partnership, the amount attributable to the Company will be compensated with future profits. Losses in the partnership will only be absorbed by the Company in case of early termination of the contract, therefore the revenue will be recorded when the right to receive payment is established by the amount net of losses.